Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (in thousands)
Asia Pacific	98,468	79,105	66,275
United States	13,227	9,484	8,151
Europe	11,479	4,896	4,802

	123,174	93,485	79,228